Profit before Income Tax - Details of Profit before Income Tax (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit loss before income tax [abstract]
Employee salaries and welfare costs	¥ 20,125	¥ 19,268	¥ 18,741
Housing benefits	1,189	1,061	933
Contribution to the defined contribution pension plan	2,905	2,531	2,357
Depreciation and amortisation	4,379	2,638	2,240
Foreign exchange losses/(gains)	67	194	(52)
Remuneration in respect of audit services provided by auditors	¥ 60	¥ 59	¥ 59